Comprehensive Income (loss)	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Comprehensive Income (loss)

(6) Comprehensive Income (Loss)

Comprehensive income (loss) follows:

	Three Months Ended June 30,		Six Months Ended June 30
	2011	2010	2011	2010
Net income (loss)	$(326,069)	$(162,067)	$(610,671)	$(460,145)
Foreign currency translation adjustment	(2,893)	(3,787)	5,813	(14,741)
Unrealized gain (loss) on securities	(58,274)	—	(135,632)	—
Comprehensive income (loss)	$(387,236)	$(165,854)	$(740,490)	$(474,886)